Contract liabilities (Tables)	12 Months Ended
Aug. 31, 2022
Contract liabilities
Schedule of contract liabilities

	2022	2021
	$	$
Opening balance	898,713	20,443
Business acquisition	—	482,173
Payments received in advance	2,502,080	1,199,958
Boat sale deposits	87,609	—
Payments reimbursed	(2,615)	(37,842)
Transferred to revenues	(2,475,307)	(766,019)
Currency translation	18,838	—
Closing balance	1,029,318	898,713